SCHEDULE OF BUSINESS ACQUISITION PURCHASE PRICE FAIR VALUE (Details) - Headway Workforce Solutions [Member] - USD ($) $ in Thousands	Oct. 02, 2022	Oct. 01, 2022
Business Acquisition [Line Items]
Current assets	$ 10,833
Fixed assets	150
Other non-current assets	3,070
Intangible assets	5,800	$ 5,800
Goodwill	5,974
Current liabilities	(12,931)
Other non-current liabilities	(167)
Consideration	$ 12,729